Provisions and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Provisions and contingent liabilities
Schedule of detailed information about provisions
(a)	This caption is made up as follows:

	As of				As of
	January 1,		Accretion		December 31,
	2021	Changes	expense	Disbursements	2021
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Closure of mining units exploration projects (b)	277,689	1,779	5,623	(13,104)	271,987
Environmental liabilities	5,038	16,557	363	(2,002)	19,956
Safety contingencies	4,536	1,323	—	(227)	5,632
Environmental contingencies	2,874	3,425	—	(1,135)	5,164
Labor contingencies	4,080	381	—	(40)	4,421
Tax contingencies	3,110	299	—	—	3,409
Obligations with communities	3,605	(1,010)	—	—	2,595
Other provisions	480	(317)	—	—	163

	301,412	22,437	5,986	(16,508)	313,327

Classification by maturity:
Current portion	51,816				81,039
Non-current portion	249,596				232,288

	301,412				313,327

Closure Of Mining Units Exploration Projects [Member]
Provisions and contingent liabilities
Schedule of detailed information about provisions
(b)	Provision for closure of mining units and exploration projects -

The table below presents the movement of the provision for closure of mining units and exploration projects:

	2021	2020
	US$(000)	US$(000)

Beginning balance	277,689	252,305

Additions (reversals) in estimates
Continuing mining units, note 11(a)	(3,272)	31,500
Discontinued mining units, note 1(e)	3,021	58
Exploration projects, note 28(a)	2,030	642

Accretion expense
Continuing mining units, note 29(a)	5,522	6,424
Exploration projects, note 29(a)	76	248
Discontinued mining units, note 1(e)	25	176
Sale of mining unit, note 1(e)	—	(5,093)

Disbursements	(13,104)	(8,571)

Ending balance	271,987	277,689

Classification by maturity:
Current portion	54,013	32,462
Non-current portion	217,974	245,227

	271,987	277,689

Minera Yanacocha SRL and subsidiary [Member]
Provisions and contingent liabilities
Schedule of detailed information about provisions
(a)	This caption is made up as follows:

	2021	2020
	US$(000)	US$(000)

Provisions
Provision for mine closure and exploration projects (b)	2,515,914	1,738,428
Provision of social responsibility (c)	14,659	16,609
Other provisions	5,111	7,352
	2,535,684	1,762,389
Classification by maturity:
Current portion	141,728	101,786
Non-current portion	2,393,956	1,660,603
	2,535,684	1,762,389

Schedule of detailed information about provision for social responsibility

The movement of the provision for social responsibility for 2021, 2020 and 2019 is broken down as follows:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Opening balance	16,609	18,326	18,010
Payments	(1,062)	(6)	(572)
Closed items	(888)	—	—
Corrections	—	(1,711)	—
Additional provision	—	—	888
Ending balance	14,659	16,609	18,326

Classification by maturity
Current portion	1,316	1,728	761
Non-current portion	13,343	14,881	17,565

	14,659	16,609	18,326

Minera Yanacocha SRL and subsidiary [Member] | Closure Of Mining Units Exploration Projects [Member]
Provisions and contingent liabilities
Schedule of detailed information about provision for closure of mining units and exploration projects

The movement of the provision for mine closure for 2021, 2020 and 2019 is broken down as follows:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Opening balance	1,738,428	1,608,380	1,294,464
Additional provisions	815,123	120,655	301,096
Payments	(71,247)	(22,656)	(23,889)
Unwinding of discount, note 23	33,610	32,049	36,709
Ending balance	2,515,914	1,738,428	1,608,380

Classification by maturity
Current portion	135,317	92,706	39,156
Non-current portion	2,380,597	1,645,722	1,569,224

	2,515,914	1,738,428	1,608,380

Sociedad Minera Cerro Verde S.A.A. [Member]
Provisions and contingent liabilities
Schedule of detailed information about provisions

	December 31,	December 31,
	2021	2020
	US$(000)	US$(000)

Current:
Provision for social commitments (a)	9,399	9,469
Provision for remediation and mine closure (b)	2,968	156
Provision for legal contingencies (c)	350	—
Total current	12,717	9,625

Non–current:
Provision for remediation and mine closure (b)	219,942	237,387
Provision for uncertainty over income tax treatments (d)	7,878	12,872
Provision for legal contingencies (c)	2,004	1,924
Provision for social commitments (a)	1,226	1,226
Other long-term liabilities (e)	401	9,583
Provision for disputed mining royalties (f)	—	44,982

Total non-current	231,451	307,974

(a)   The provision for social commitments is associated with repaving the Alata-Congata Road (US$6.3 million as of December 31, 2021 and 2020) and an irrigation project in La Joya (US$4.4 million as of December 30, 2021 and 2020).

(b)   The Company’s mineral exploitation activities are subject to environmental protection standards. In order to comply with these standards, the Company has obtained the approval for the Environment Adequacy Program (PAMA) and for the Environmental Impact Studies (EIA), required for the operation of Cerro Verde’s production unit.

On October 14, 2003, Law 28090 was enacted, which regulates the commitments and procedures that entities involved in mining activities must follow in order to prepare, file and implement a mine site closure plan, as well as the respective environmental guarantees that assure compliance with the plan in accordance with protection, conservation and restoration of the environment. On August 15, 2005, the regulations regarding this law were approved.

During 2006, in compliance with the mentioned law, the Company completed the closure plans for its mine site and presented these plans to the Ministry of Energy and Mines.

The closure plans for its mine site were approved by Resolution No 302-2009 MEM-AAM and its modifications were approved by Resolution No 207-2012 MEM-AAM, Resolution No 186-2014 MEM-DGAAM and its last modification, Resolution No 032-2018 MEM-DGAAM. As of December 31, 2021, pursuant to legal requirements, the Company has issued a letter of credit to the Ministry of Energy and Mines totaling US$68.2 million to secure mine closure plans.

The estimate of remediation and mine closure costs is based on studies prepared by independent consultants and based on current environmental regulations. This provision corresponds mainly to the activities to be performed in order to restore the areas affected by mining activities. The main tasks to be performed include ground removal, soil recovery, and dismantling of plant and equipment.

Schedule of detailed information about provision for closure of mining units and exploration projects

The table below presents the changes in the provision for remediation and mine closure:

	2021	2020
	US$(000)	US$(000)

Beginning balance	237,543	195,900
Accretion expense	3,715	4,196
Changes in estimates (see Note 7)	(18,271)	37,569
Progressive mine closure payments in hydrometallurgy process	(87)	(122)
Exchange rate effect	10	—
Final balance	222,910	237,543